Non-current other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Non-current other liabilities	$ 72,807	$ 82,718	$ 45,246
Total	$ 72,807	$ 82,718	$ 45,246